Debt - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,174,581	$ 1,184,132
Support from Export-Import Bank for net purchase price of aircraft	80.00%
Aircraft financing maturity period	15 years
Loan accreting percentage	100.00%
Number of aircraft finance with SOAR structure | Aircraft	4
Finance with SOAR structure	$ 28,300	24,800
Non-cash investing and finacing transactions	89,000
Export-import bank of united states [member]
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness	372,000	446,500
Borrowing on which fixed applicable interest rate is exercised	231,900	286,100
Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	127,797
Borrowing due through 2017 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		83,500
Finance lease [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	394,200	416,300
Finance lease [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 128,400	$ 45,400